Recapitalization (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended							12 Months Ended								12 Months Ended			12 Months Ended				1 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2011 Series A-1 financing Former operating company	Dec. 31, 2011 Series A-1 financing Former operating company Stage I and II	Dec. 31, 2011 Series A-1	May 17, 2011 Series A-1	May 31, 2011 Series A-1 Series A-1 financing Stage I	May 17, 2011 Series A-1 Series A-1 financing Stage I	Nov. 30, 2011 Series A-1 Series A-1 financing Stage II	Nov. 18, 2011 Series A-1 Series A-1 financing Stage II	Dec. 31, 2011 Series A-1 Series A-1 financing Stage III	Dec. 14, 2011 Series A-1 Series A-1 financing Stage III	May 31, 2011 Series A-1 Series A-1 financing Former operating company	Dec. 31, 2011 Series A-1 Series A-1 financing Former operating company	Dec. 31, 2011 Series A-1 Series A-1 financing Former operating company Stage I and II	Dec. 31, 2011 Series A-2	Dec. 31, 2011 Series A-3	Dec. 31, 2011 Series A-4	Dec. 31, 2011 Series A-5	Dec. 31, 2011 Additional paid-in-capital		Dec. 31, 2011 Accumulated Deficit		Dec. 31, 2011 Series A Convertible Preferred Stock		Dec. 31, 2010 Series A Convertible Preferred Stock	Dec. 31, 2009 Series A Convertible Preferred Stock	Dec. 31, 2011 Series B Convertible Preferred Stock	Dec. 31, 2010 Series B Convertible Preferred Stock	Dec. 31, 2009 Series B Convertible Preferred Stock	Dec. 31, 2011 Series C Convertible Preferred Stock	Dec. 31, 2010 Series C Convertible Preferred Stock	Dec. 31, 2009 Series C Convertible Preferred Stock	May 17, 2011 Forced Conversion	May 31, 2011 Forced Conversion Common Stock	May 31, 2011 Forced Conversion Series A Convertible Preferred Stock	May 31, 2011 Forced Conversion Series B Convertible Preferred Stock	May 31, 2011 Forced Conversion Series C Convertible Preferred Stock	May 31, 2011 Recapitalization Series A Convertible Preferred Stock	May 31, 2011 Recapitalization Series A Convertible Preferred Stock Series A-4	May 31, 2011 Recapitalization Series B Convertible Preferred Stock	May 31, 2011 Recapitalization Series B Convertible Preferred Stock Series A-3	May 31, 2011 Recapitalization Series C Convertible Preferred Stock	May 31, 2011 Recapitalization Series C Convertible Preferred Stock Series A-2
Recapitalization
Preferred Stock conversion ratio			0.1					0.1																				1	1		1	1		1	1	0.2
Number of shares converted																																						21,661	177,697	314,496	40,003		1,422,300		9,832,133
Number of shares issued upon conversion																																					102,767					40,003		1,422,300		9,832,133
Additional shares issued in exchange for additional investment															1,327,506
Net proceeds from issuance of preferred stock (in dollars)		$ 20,452,000	$ 62,116,000						$ 20,347,000		$ 20,977,000		$ 20,973,000
Number of shares issued										2,631,845		263,178		263,180												0		61,664		0	1,599,997		0	10,146,629
Preferred stock outstanding (in shares)							939,612											983,208	142,227	3,998	6,443					0		61,664		0	1,599,997		0	10,146,629
Difference between the fair value of the new shares of Preferred Stock issued in the exchange and the carrying value of the Old Preferred Stock shares	60,937,000	60,937,000	60,937,000
Recapitalization amount allocated			60,981,000 [1]																			8,269,000	[1]	52,712,000	[1]	(60,000)	[1]			(39,183,000) [1]			(108,425,000) [1]
Number of shares that can be purchased for warrants issued																818	1,636
Exercise price of warrants (in dollars per unit)					$ 81.42	$ 81.42
Fair value of warrants issued (in dollars)			$ 450,000	$ 862,000	$ 35,000	$ 68,000
Expiration term of warrants						5 years

[1]	The recapitalization includes the exchange of Series A, Series B and Series C shares for Series A-4, Series A-3, and Series A-2 shares, respectively, in addition to the 1:10 exchange of Series A-2, Series A-3, and Series A-4 preferred stock, which occurred in conjunction with the Merger, and is more fully described in Note 3.